Future Minimum Contractual Obligations Under Operating Leases (Detail) (Lease and Rental Expense, AUD) In Thousands, unless otherwise specified	Dec. 31, 2012
Lease and Rental Expense
Commitments and Contingencies Disclosure [Line Items]
2013	57
2014	27
Contractual Obligation, Total	84